INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3          -           INVENTORIES

A.	Composition:

	As of December 31,
	2 0 1 8	2 0 1 7

Raw materials	$11,166	$10,634
Work in process	18,736	15,507
Finished goods	11,884	8,780
	$41,786	$34,921

B.	In the years ended December 31, 2018, 2017 and 2016, the Company wrote-off inventories in a total amount of $3,413, $3,418 and $4,038, respectively.